Income Tax - Schedule of Changes in Valuation Allowance (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Changes in Valuation Allowance [Abstract]
Balance at the beginning of the year	¥ 49,257,980	¥ 52,114,383	¥ 87,212,118
Decreases	(12,419,922)	(2,856,403)	(17,998,241)
Disposal			17,092,747
Expired during year			(6,747)
Balance at the end of the year	¥ 36,838,058	¥ 49,257,980	¥ 52,114,383